                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2005

Check here if Amendment  [  ]                  Amendment No.:    _______
      This Amendment (Check only one):         [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        Sectoral Asset Management Inc.
Address:     1000 Sherbrooke West, Suite 2120
             Montreal, QC H3A 3G4 Canada

Form 13F File Number:               28-10673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name  : Jerome Pfund
Title:  Chief Executive Officer
Phone:  514-849-8777

Signature, place and date of signing:

/s/ Jerome Pfund, Chief Executive Officer, Montreal, Quebec, Canada, August 10, 2005

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           66

Form 13F Information Table Value Total:           $1,832,314 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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                        SECTORAL ASSET MANAGEMENT, INC.
             FORM 13F INFORMATION TABLE - Quarter Ended June 30, 2005

                                                ITEM 4
         ITEM 1           ITEM 2     ITEM 3   FAIR MARKET             ITEM 5       ITEM 6    ITEM 7                    ITEM 8
                         TITLE OF               VALUE     SH/PRN    SH/   PUT/   INVESTMENT                      VOTING AUTHORITY
ISSUER                    CLASS       CUSIP     (000's)   AMOUNT    PRN   CALL   DISCRETION   MGRS      SOLE     SHARED        NONE
-----------------------------------------------------------------------------------------------------------------------------------
>AFFYMETRIX INC           COMMON    00826T108    26763     496355    SH             SOLE                    0      0         496355
ALEXION PHARM INC         COMMON    015351109    50938    2210840    SH             SOLE               108405      0        2102435
ALKERMES INC              COMMON    01642T108    19866    1502731    SH             SOLE                 1170      0        1501561
ALLERGAN INC              COMMON    018490102     7331      86000    SH             SOLE                    0      0          86000
AMERICAN PHARMACEUTI      COMMON    02886P109     2063      50000    SH             SOLE                    0      0          50000
AMGEN INC                 COMMON    031162100   143374    2371388    SH             SOLE                88160      0        2283228
AMGEN INC                 COMMON    031162100     2969      49100    SH   PUT       SOLE                43900      0           5200
AMYLIN PHARM INC          COMMON    032346108   102436    4894234    SH             SOLE               252400      0        4641834
ANADYS PHARMACEUTICL      COMMON    03252Q408     3785     413175    SH             SOLE               111733      0         301442
ARIAD PHARMACEUTICAL      COMMON    04033A100     1013     152100    SH             SOLE               135600      0          16500
ASTRAZENECA               SP ADR    046353108     6796     164710    SH             SOLE                  710      0         164000
BARR PHARMACEUTICALS      COMMON    068306109     3656      75000    SH             SOLE                    0      0          75000
BIOGEN IDEC INC           COMMON    09062X103    38662    1122252    SH             SOLE                  320      0        1121932
BOSTON LIFE              WARRANT    100843705      168      80000    SH             SOLE                    0      0          80000
BRISTOL MYERS SQUIBB      COMMON    110122108     7645     306030    SH             SOLE                 1530      0         304500
CELGENE CORP              COMMON    151020104    92855    2281450    SH             SOLE                39250      0        2242200
CEPHALON INC              COMMON    156708109     3745      94100    SH             SOLE                    0      0          94100
CHIRON CORP               COMMON    170040109    52963    1518000    SH             SOLE                    0      0        1518000
COTHERIX INC              COMMON    22163T103     2467     242148    SH             SOLE               242148      0              0
CRITICAL THERAPEUTIC      COMMON    22674T105     5962     849223    SH             SOLE               143106      0         706117
CV THERAPEUTICS INC       COMMON    126667104    39015    1740189    SH             SOLE               108800      0        1631389
ELI LILLY & CO            COMMON    532457108     8163     146520    SH             SOLE                  520      0         146000
ENDO PHARM HLDGS INC      COMMON    29264F205    14938     568406    SH             SOLE                  700      0         567706
EON LABS INC              COMMON    29412E100     6434     210000    SH             SOLE                    0      0         210000
FIRST HORIZON PHARM       COMMON    32051K106     5921     311000    SH             SOLE                    0      0         311000
FOREST LABS INC           COMMON    345838106     5369     138200    SH             SOLE                    0      0         138200
GENENTECH INC             COMMON    368710406    52672     656100    SH             SOLE                    0      0         656100
GENZYME CORP              COMMON    372917104     2488      41400    SH   PUT       SOLE                35600      0           5800
GENZYME CORP              COMMON    372917104    84262    1402255    SH             SOLE                35600      0        1366655
GILEAD SCIENCES INC       COMMON    375558103    94842    2156000    SH             SOLE                41000      0        2115000
HUMAN GENOME SCI          COMMON    444903108    59240    5115734    SH             SOLE               204200      0        4911534
ICOS CORP                 COMMON    449295104    43402    2050150    SH             SOLE                  450      0        2049700
IDENIX PHARMACEU          COMMON    45166R204    18963     874674    SH             SOLE                    0      0         874674
IMCLONE SYSTEMS           COMMON    45245W109      260       8400    SH   PUT       SOLE                    0      0           8400
IMCLONE SYSTEMS INC       COMMON    45245W109    59011    1905420    SH             SOLE                65500      0        1839920
INSPIRE PHARMACEUTIC      COMMON    457733103     2779     330000    SH             SOLE                    0      0         330000
INTERMUNE INC             COMMON    45884X103    56254    4313948    SH             SOLE               187890      0        4126058
INVITROGEN CORP           COMMON    46185R100    57970     696000    SH             SOLE                    0      0         696000
IVAX CORP                 COMMON    465823102    12128     564090    SH             SOLE                  690      0         563400
K V PHARMACEUTICAL       CLASS A    482740206     1893     113000    SH             SOLE                    0      0         113000
KING PHARMACEUTICALS      COMMON    495582108     7418     711900    SH             SOLE               162000      0         549900
MEDAREX INC               COMMON    583916101    23014    2772795    SH             SOLE                    0      0        2772795
MEDICINES CO              COMMON    584688105    90965    3899070    SH             SOLE               132465      0        3766605
MEDIMMUNE INC             COMMON    584699102    52439    1962540    SH             SOLE                    0      0        1962540
MGI PHARMA INC            COMMON    552880106    16215     745540    SH             SOLE               152540      0         593000
MILLENNIUM PHARMA         COMMON    599902103    39099    4217839    SH             SOLE                 1100      0        4216739
MOMENTA PHARMACEUTIC      COMMON    60877T100    14502     733517    SH             SOLE               109430      0         624087
MYLAN LABS INC            COMMON    628530107     6099     317000    SH             SOLE                77500      0         239500
NABI BIOPHARMACEUTIC      COMMON    629519109    52210    3428086    SH             SOLE                 1315      0        3426771
NEUROCRINE BIOSCIENC      COMMON    64125C109    86981    2068012    SH             SOLE                82312      0        1985700
NPS PHARMACEUTICALS       COMMON    62936P103    21798    1920494    SH             SOLE                    0      0        1920494
ONYX PHARMACEUTICALS      COMMON    683399109    69228    2906300    SH             SOLE               111900      0        2794400
OSCIENT                   Common    68812R105      131      49258    SH             SOLE                    0      0          49258
PALATIN TECHNO           WARRANT    696077304      224     166667    SH             SOLE                    0      0         166667
PALATIN TECHNOLOGIES      COMMON    696077304     1218     696026    SH             SOLE                    0      0         696026
PFIZER INC                COMMON    717081103      221       8000    SH             SOLE                    0      0           8000
PHARMION CORP             COMMON    71715B409    47653    2053140    SH             SOLE                  660      0        2052480
PROGENICS PHARMACEUT      COMMON    743187106    21440    1027806    SH             SOLE                80400      0         947406
QLT INC                   COMMON    746927102    10405     998590    SH             SOLE                 1590      0         997000
RENOVIS INC               COMMON    759885106      941      61642    SH             SOLE                54942      0           6700
SEPRACOR INC              COMMON    817315104     7853     130859    SH             SOLE                    0      0         130859
TARO PHARM INDS LTD        ORD      M8737E108     1753      60300    SH             SOLE                    0      0          60300
TEVA PHARMACEUTICAL        ADR      881624209    15610     501280    SH             SOLE                78280      0         423000
VERTEX PHARMACEUTICL      COMMON    92532F100    26595    1578322    SH             SOLE                    0      0        1578322
VICURON PHARMA            COMMON    926471103    12525     448927    SH             SOLE                    0      0         448927
WATSON PHARMACEUTCLS      COMMON    942683103     4316     146000    SH             SOLE                    0      0         146000
         Total              66                          1,832,314